Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Summary of earnings per share
	For the Year Ended	For the Year Ended
	December 31, 2017	December 31, 2016
Numerator:
Net loss for basic earnings per share	$(7,147,083)	$(3,245,383)
Less change in fair value of warrant liability	-	1,541,241
Net loss for diluted earnings per share	$(7,147,083)	$(4,786,624)
Denominator:
Weighted-average basic common shares outstanding	6,144,237	3,481,460
Assumed conversion of dilutive securities:
Common stock purchase warrants	-	102,127
Denominator for diluted earnings per share – adjusted weighted-average shares	6,144,237	3,583,387
Basic net loss per share	($1.16)	($0.93)
Diluted net loss per share	($1.16)	($1.34)

Schedule of potentially dilutive adjustments to the number of common shares excluded from the calculation
	For the Quarter Ended	For the Quarter Ended
	March 31, 2018	March 31, 2017
Common stock purchase warrants	2,577,238	2,853,575
Stock options	782,155	464,355
Total	3,359,393	3,317,930

	For the Year Ended	For the Year Ended
	December 31, 2017	December 31, 2016
Common stock purchase warrants	2,577,238	2,853,575
Stock options	785,655	330,605
Total	3,362,893	3,184,180